Related Party Transactions (Dividends Paid to Affiliates) (Details) - USD ($) $ in Millions	1 Months Ended			3 Months Ended	6 Months Ended		11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	May. 31, 2014
Related Party Transaction [Line Items]
Dividends paid				$ 42.7	$ 17.0		$ 65.7
Cash		$ 499.7					499.7	$ 365.8
Affiliate's Debt [Member]
Related Party Transaction [Line Items]
Dividends paid							21.6
Affiliate's Equity [Member]
Related Party Transaction [Line Items]
Dividends paid							44.1
HoldCo[Member]
Related Party Transaction [Line Items]
Dividends paid			$ 21.6			$ 21.6
Related party interest	$ 27.3		30.1		26.7	30.1
Related party interest, paid with cash on hand	0.3				1.2
Tax allocation agreement payment	9.0		8.5		8.5	$ 8.5
Accrued dividends payable	$ 18.0				$ 18.0
HoldCo[Member] | Accrued [Member]
Related Party Transaction [Line Items]
Dividends paid		17.0
Related party interest		26.7
Cash		1.2					$ 1.2
Tax allocation agreement payment		8.5
Infor Enterprise [Member]
Related Party Transaction [Line Items]
Dividends paid		$ 23.0	$ 21.1